Segment information	6 Months Ended
Jun. 30, 2018
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. The Strategic Resolution Unit consolidates the remaining portfolios from the former non-strategic units plus additional businesses and positions that do not fit with the strategic direction. The segment information reflects the Group’s six reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on segment information, revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	2Q18	1Q18	2Q17	6M18	6M17
Net revenues (CHF million)
Swiss Universal Bank	1,419	1,431	1,405	2,850	2,759
International Wealth Management	1,344	1,403	1,264	2,747	2,485
Asia Pacific	914	991	848	1,905	1,729
Global Markets	1,426	1,546	1,517	2,972	3,126
Investment Banking & Capital Markets	644	528	511	1,172	1,117
Strategic Resolution Unit	(176)	(203)	(274)	(379)	(480)
Corporate Center	24	(60)	(66)	(36)	3
Net revenues	5,595	5,636	5,205	11,231	10,739
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	553	563	502	1,116	906
International Wealth Management	433	484	365	917	656
Asia Pacific	217	234	188	451	335
Global Markets	148	295	257	443	574
Investment Banking & Capital Markets	110	59	78	169	227
Strategic Resolution Unit	(368)	(409)	(563)	(777)	(1,102)
Corporate Center	(41)	(172)	(245)	(213)	(344)
Income/(loss) before taxes	1,052	1,054	582	2,106	1,252
Total assets
end of	2Q18	1Q18	4Q17
Total assets (CHF million)
Swiss Universal Bank	220,030	217,179	228,857
International Wealth Management	92,622	89,313	94,753
Asia Pacific	109,336	107,851	96,497
Global Markets	228,941	239,432	242,159
Investment Banking & Capital Markets	18,546	15,380	20,803
Strategic Resolution Unit	27,439	30,163	45,629
Corporate Center	101,244	109,734	67,591
Total assets	798,158	809,052	796,289

Bank
Segment information
4 Segment information
> Refer to “Note 4 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 for further information.
For the purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
Net revenues and income before taxes
in	6M18	6M17
Net revenues (CHF million)
Swiss Universal Bank	2,850	2,759
International Wealth Management	2,747	2,485
Asia Pacific	1,905	1,729
Global Markets	2,972	3,126
Investment Banking & Capital Markets	1,172	1,117
Strategic Resolution Unit	(379)	(480)
Adjustments [1]	(71)	4
Net revenues	11,196	10,740
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,116	906
International Wealth Management	917	656
Asia Pacific	451	335
Global Markets	443	574
Investment Banking & Capital Markets	169	227
Strategic Resolution Unit	(777)	(1,102)
Adjustments [1]	(432)	(444)
Income before taxes	1,887	1,152
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	6M18	2017
Total assets (CHF million)
Swiss Universal Bank	220,030	228,857
International Wealth Management	92,622	94,753
Asia Pacific	109,336	96,497
Global Markets	228,941	242,159
Investment Banking & Capital Markets	18,546	20,803
Strategic Resolution Unit	27,439	45,629
Adjustments [1]	103,714	69,674
Total assets	800,628	798,372
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.